Financial instruments (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 13, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Feb. 09, 2015
Statement [Line Items]
Borrowings, interest rate						6.50%	5.75%
Mark to market gain recognized in relation to debentures			$ 4,900	$ 9,000
Mark to market gain recognized in relation to common share purchase warrants			1,000	3,600
Repayments of convertible debentures	$ 75,000
Proceeds from value added tax refunds		$ 15,200
Operating lease expense from continuing operations			900	800	$ 1,200
Net foreign exchange loss			$ 4,500	1,000
Net foreign exchange gain					100
Level 3 [Member]
Statement [Line Items]
Financial assets				0
Currency risk [Member] | Mexican peso [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval		10.00%	10.00%
Value at risk		$ 1,600	$ 1,600	1,400	30
Currency risk [Member] | Canadian dollar [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval		10.00%	10.00%
Value at risk		$ 200	$ 200	$ 2,700	$ 1,600
Interest rate risk [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval, basis points		100	100
Value at risk		$ 300	$ 300
Amount drawn on the line of credit		$ 30,200	$ 30,200
Price risk [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval		10.00%	10.00%